COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

25. COMMITMENTS AND CONTINGENCIES

As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at December 31, 2017, the total amount of these guarantees was $349.0 million.

Certain of the Company's properties are subject to royalty arrangements. The following are the most significant royalty arrangements:

•     The Company has a royalty agreement with the Finnish government relating to the Kittila mine. Starting 12 months after the Kittila mine's operations commenced, the Company has been required to pay 2.0% on net smelter returns, defined as revenue less processing costs. The royalty is paid on an annual basis in the following year.

•     The Company is committed to pay 2.0% net smelter return on the Barsele property in Sweden. The net smelter return is defined as gross proceeds less refining costs. Payment is required quarterly one month in arrears. The Company has a buyout option to repurchase the royalty for consideration of US$5 million.

•       The Partnership is committed to pay a royalty on production from certain properties in Quebec, Canada. The type of royalty agreements include, but are not limited to, net smelter return royalties, with percentages ranging from 1.5% to 5.0%.

•      The Company is committed to pay a royalty on production from certain properties in Quebec, Canada. The type of royalty agreements include, but are not limited to, net profits interest royalties and net smelter return royalties, with percentages ranging from 2.5% to 5.0%.

•     The Company is committed to pay a royalty on production from certain properties in Mexico. The type of royalty agreements include, but are not limited to, net smelter return royalties, with percentages ranging from 0.5% to 3.5%.

The Company regularly enters into various earn-in and shareholder agreements, often with commitments to pay net smelter return and other royalties.

The Company had the following purchase commitments as at December 31, 2017, of which $264.3 million related to capital expenditures:

Purchase Commitments

2018	$270,603

2019	15,533

2020	7,424

2021	5,613

2022	2,467

Thereafter	17,092

Total	$318,732